FORM 5500, SCHEDULE H, PART IV, LINE 4i – SCHEDULE OF ASSETS HELD (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-3234914
Plan number	001
Participant loans	$ 67,989
EBP 001 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
EBP 001 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	10.50%
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	94-3234914
Plan number	002
Participant loans	$ 136,464
EBP 002 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
EBP 002 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	10.50%